Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 19, 2021
Summary of Significant Accounting Policies [Line Items]
Cash equivalents at carrying value	$ 0	$ 0
Cash, FDIC insured amount	250,000
Unrecognized tax benefits	0	0
Unrecognized tax benefits, Income tax penalties and interest accrued	$ 0	$ 0
Temporary equity, shares outstanding (in Shares)	550,941	1,019,465
Shares of common stock (in Dollars per share)				$ 11.5
Exercisable, shares (in Shares)	0
General and administrative expense	$ 3,098,140	$ 1,287,276
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock (in Shares)				12,850,000
Common Class A [Member] | Public And Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock (in Shares)	12,850,000
Vaso Corporation and Subsidaries [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock (in Shares)
Recognize revenue	$ 95,000,000
Performance obligations		$ 91,000,000
Deferred revenue	32,200,000	30,803,000	$ 24,965,000
Contract liability balance	9,200,000	9,100,000
Sales commission assets	2,561,000	2,732,000
Capitalized sales commissions	7,106,000	7,113,000
Deferred commission expense	3,285,000	3,249,000
Deferred long-term portion	3,821,000	3,864,000
Performance obligations	3,000	5,000
Unrecognized expense related to share-based compensation	114,000
Amortized cost	13,555,000
Short term investments	13,559,000
Unrecognized holding loss	4,000
Deposits	424,000	433,000
Insurance coverage	10,054,000
Foreign bank balances	467,000	1,234,000
Assets impaired
Software development costs	$ 253,000	0
Deferred tax asset	50.00%
Accrued payment of interest
Other comprehensive income (loss)	71,000	343,000
Vaso Corporation and Subsidaries [Member] | Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Assets impaired
Vaso Corporation and Subsidaries [Member] | No Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues percentage	10.00%	10.00%
Vaso Corporation and Subsidaries [Member] | Selling, General and Administrative Expenses [Member]
Summary of Significant Accounting Policies [Line Items]
Share-based compensation expense	$ 48,000	$ 35,000
Vaso Corporation and Subsidaries [Member] | Restricted Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares granted (in Shares)	225,000	1,050,000
Value of common stock (in Dollars per share)	$ 50,000	$ 115,000
Weighted average grant date fair value of shares granted (in Dollars per share)	$ 0.22	$ 0.11
Vaso Corporation and Subsidaries [Member] | Restricted Stock [Member] | Officer [Member]
Summary of Significant Accounting Policies [Line Items]
Total fair value of shares vested	$ 27,000	$ 23,000
Vaso Corporation and Subsidaries [Member] | Restricted Stock [Member] | Employees [Member]
Summary of Significant Accounting Policies [Line Items]
Total fair value of shares vested	24,000	4,000
Vaso Corporation and Subsidaries [Member] | Vaso Health Care [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred revenue	$ 32,194,000	30,794,000
Vaso Corporation and Subsidaries [Member] | Minimum [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	2 years
Vaso Corporation and Subsidaries [Member] | Minimum [Member] | Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Vaso Corporation and Subsidaries [Member] | Maximum [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	8 years
Vaso Corporation and Subsidaries [Member] | Maximum [Member] | Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Short-Term Investments [Member] | Vaso Corporation and Subsidaries [Member]
Summary of Significant Accounting Policies [Line Items]
Amortized cost	$ 216,000
VHC IT [Member] | Vaso Corporation and Subsidaries [Member]
Summary of Significant Accounting Policies [Line Items]
Accrued expenses and other liabilities	419,000	481,000
General and administrative expense	75,000	79,000
GEHC [Member] | Vaso Corporation and Subsidaries [Member]
Summary of Significant Accounting Policies [Line Items]
Accrued expenses and other liabilities	$ 971,000	2,577,000
Percentage of revenue and accounts receivable	100.00%
Vaso Medical Business [Member] | Vaso Corporation and Subsidaries [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred revenue	$ 6,000	$ 9,000
FDIC [Member] | Vaso Corporation and Subsidaries [Member]
Summary of Significant Accounting Policies [Line Items]
Insurance coverage	$ 250,000